Income Taxes - Components of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Sep. 30, 2018
Deferred tax assets:
Deferred revenue	$ 30,659	$ 30,596
Employee compensation and benefits	76,327	72,218
Intangible assets, computer software and intellectual property	11,805	9,793
Tax credits, net capital and operating loss carryforwards	153,062	184,450
Other	73,249	49,732
Total deferred tax assets	345,102	346,789
Valuation allowances	(85,533)	(112,727)
Total deferred tax assets, net	259,569	234,062
Deferred tax liabilities:
Anticipated withholdings on subsidiaries' earnings	(70,961)	(68,394)
Intangible assets, computer software and intellectual property	(104,926)	(114,094)
Other	(81,736)	(31,750)
Total deferred tax liabilities	(257,623)	(214,238)
Net deferred tax assets	$ 1,946	$ 19,824